DEBT - Disclosure of borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Current portion of non-current borrowings	$ 32,853	$ 27,658
Long-term:
Non-current portion of non-current borrowings	764,355	610,233
Borrowings, deferred financing fees	(13,494)	(6,808)
Total debt	797,208	637,891	$ 586,569
Senior secured notes [Member]
Long-term:
Non-current portion of non-current borrowings	719,250	529,880
Revolving credit facility [Member]
Long-term:
Non-current portion of non-current borrowings	0	26,494
Lease liabilities [Member]
Current:
Current portion of non-current borrowings	7,638	11,040
Long-term:
Non-current portion of non-current borrowings	5,658	6,929
Gibraltar equipment loans [Member]
Current:
Current portion of non-current borrowings	18,579	11,105
Long-term:
Non-current portion of non-current borrowings	30,419	26,887
Florence project facility [Member]
Current:
Current portion of non-current borrowings	6,636	5,513
Long-term:
Non-current portion of non-current borrowings	$ 22,522	$ 26,851